Disclosure of financial instruments and management of financial risks - Additional information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of fair value measurement of assets [line items]
Exchange rate | $ / €	1.1326	1.2271
Net exposure	€ (3,964)	€ 77,669	$ (4,490)	$ 95,311
Pre-tax loss if EUR weakened	(440)	8,630
Post-tax loss if EUR weakened	€ (310)	6,116
Percentage of EUR weakened	10.00%
Percentage of EUR strengthened	10.00%
Pre-tax loss if EUR strengthened	€ (360)	7,061
Post-tax loss if EUR strengthened	€ (254)	5,004
Percentage of Interest higher	1.00%
Net loss before tax	€ 8,116	13,226
Level-2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	€ 932	€ 812